Promissory Notes - Related Party (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Aug. 10, 2015	Nov. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	May 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Proceeds from Notes Payable			$ 100,000	$ 25,000	$ 48,917	$ 220,000	$ 100,000
Amortization of Debt Discount (Premium)			$ 0	$ 109,455		$ 431,681	$ 642,029
Debt Conversion, Converted Instrument, Warrants or Options Issued							31,687
Share Price	$ 1.14		$ 0.88	$ 1.00		$ 0.88	$ 1.00	$ 1.00	$ 1.00
Fair Value Assumptions, Expected Volatility Rate	105.00%
Fair Value Assumptions, Risk Free Interest Rate	1.09%
Debt Conversion, Original Debt, Amount						$ 535,149
Short-term Debt			$ 14,000			14,000
Notes Payable, Fair Value Disclosure						1,239,792
Gains (Losses) on Extinguishment of Debt, Total						(249,739)	$ (258,606)
2016 Issuances [Member]
Proceeds from Notes Payable					$ 183,753	272,748
Interest Payable, Current			350			251
Short-term Debt			$ 10,000			10,000
Notes Payable, Fair Value Disclosure						169,344
Gains (Losses) on Extinguishment of Debt, Total						53,882
2015 Issuances [Member]
Proceeds from Notes Payable		$ 97,392					390,292
Notes Payable, Fair Value Disclosure						159,626
Gains (Losses) on Extinguishment of Debt, Total						$ 50,790
Minimum [Member] | Unsecured Debt [Member]
Fair Value Assumptions, Risk Free Interest Rate						6.00%
Maximum [Member] | Unsecured Debt [Member]
Fair Value Assumptions, Risk Free Interest Rate						12.00%
Investor [Member] | 2016 Issuances [Member]
Proceeds from Notes Payable						$ 140,000
Amortization of Debt Discount (Premium)						$ 280,000
Debt Conversion, Converted Instrument, Warrants or Options Issued						92,671
Share Price						$ 1.00
Repayments of Short-term Debt						$ 51,000
Debt Conversion, Original Debt, Amount						75,000
Interest Payable, Current						2,805
Notes Payable, Fair Value Disclosure						121,490
Gains (Losses) on Extinguishment of Debt, Total						38,657
Deposit Liabilities, Accrued Interest						7,833
Investor [Member] | 2015 Issuances [Member]
Proceeds from Notes Payable							200,000
Amortization of Debt Discount (Premium)							$ 400,000
Debt Conversion, Converted Instrument, Warrants or Options Issued							132,237
Share Price							$ 1.14
Debt Conversion, Original Debt, Amount						200,000
Interest Payable, Current						$ 28,019
Stock Issued During Period, Shares, Conversion of Convertible Securities						228,021
Notes Payable, Fair Value Disclosure						$ 334,431
Gains (Losses) on Extinguishment of Debt, Total						$ 106,412
Investor [Member] | Preferred Stock [Member] | 2016 Issuances [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities						82,834
Investor [Member] | Minimum [Member] | 2016 Issuances [Member]
Debt Instrument, Convertible, Conversion Price						$ 0.25
Fair Value Assumptions, Expected Volatility Rate						109.00%
Fair Value Assumptions, Risk Free Interest Rate						0.93%
Investor [Member] | Minimum [Member] | 2015 Issuances [Member]
Debt Instrument, Convertible, Conversion Price							$ 0.25
Fair Value Assumptions, Expected Volatility Rate							100.00%
Fair Value Assumptions, Risk Free Interest Rate							0.92%
Investor [Member] | Maximum [Member] | 2016 Issuances [Member]
Debt Instrument, Convertible, Conversion Price						$ 0.50
Fair Value Assumptions, Expected Volatility Rate						113.00%
Fair Value Assumptions, Risk Free Interest Rate						1.31%
Investor [Member] | Maximum [Member] | 2015 Issuances [Member]
Debt Instrument, Convertible, Conversion Price							$ 0.50
Fair Value Assumptions, Expected Volatility Rate							105.00%
Fair Value Assumptions, Risk Free Interest Rate							1.33%